Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Schedule of intangible assets, net

	Gross		Net	Estimated
	Carrying	Accumulated	Carrying	Useful
	Amount	Amortization	Amount	Life
	RMB	RMB	RMB	Year
Customer relationship	12,617	(350)	12,267	6

Schedule of estimated amortization expenses related to the intangible assets for future periods

	For the Year Ending December 31,
	2019	2020	2021	2022	2023 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	2,100	2,100	2,100	2,100	3,867